Organization and Business (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Oct. 13, 2022	Sep. 30, 2025	Dec. 31, 2024
Organization and Business [Line Items]
Sale of distribution (in Dollars)		$ 90	$ 90
Percentage of market value		7.00%	7.00%
Integrated Distribution Centers [Member]
Organization and Business [Line Items]
Sale of distribution (in Dollars)		$ 90	$ 90
Initial public offering (in Dollars)		$ 8,000	$ 8,000
Thamuz LLC [Member]
Organization and Business [Line Items]
Percentage of ownership interest	100.00%	100.00%	100.00%
Boni Logistica Ltda, [Member]
Organization and Business [Line Items]
Percentage of ownership interest	100.00%	100.00%	100.00%
Thamuz LLC [Member]
Organization and Business [Line Items]
Percentage of ownership interest	100.00%